SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Receivables [Abstract]
Accounts receivable - third parties	$ 336,413	$ 2,624,020	$ 2,591,154
Less: allowance for doubtful accounts	(166,990)	(1,302,523)	(1,080,870)
Accounts receivable, net	$ 169,423	$ 1,321,497	$ 1,510,284